Reserve for Life-Contingent Contract Benefits and Contractholder Funds- Assumptions (Details)	12 Months Ended
Dec. 31, 2020
Structured settlement annuities | Minimum
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	6.00%
Other immediate fixed annuities | Minimum
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	6.00%
Traditional life insurance | Minimum
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	3.00%
Traditional life insurance | Maximum
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	8.00%
Accident and health insurance | Minimum
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	3.50%
Accident and health insurance | Maximum
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	6.00%
Other | Minimum
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	1.40%
Other | Maximum
Causes of Increase (Decrease) in Liability for Unpaid Claims and Claims Adjustment Expense [Line Items]
Life contingent contract benefits, interest rate assumptions (as a percent)	5.80%